Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net earnings (loss)	$ 13,352	$ 4,291	$ 12,983	$ 7,294	$ (18,455)	$ 88,257	$ 152,128
Other comprehensive income (loss) that may be reclassified to profit or loss in subsequent periods
Change in fair value of derivatives designated as cash flow hedges, net of income tax recovery	205	78	60	150	247	545	(815)
Gain (loss) on derivatives designated as cash flow hedges transferred to net earnings in the current year, net of income tax expense	6	32	(39)	(174)	(167)	465	905
Unrealized gain (loss) on translation of foreign denominated debt	(1,677)	778	(894)	1,453	232	1,613	3,845
Unrealized gain (loss) on translation of financial statements of foreign operations	26,681	(18,938)	16,579	(40,427)	(18,958)	(21,323)	(65,044)
Other comprehensive income (loss)	25,215	(18,050)	15,706	(38,998)	(18,646)	(18,700)	(61,109)
Total comprehensive income (loss)	$ 38,567	$ (13,759)	$ 28,689	$ (31,704)	(37,101)	69,557	91,019
Other comprehensive income (loss) attributable to:
Controlling interest					(18,646)	(18,480)	(60,713)
Non-controlling interest					$ 0	$ (220)	$ (396)